K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, MA 02111

January 29, 2015

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	John Hancock Collateral Trust
Registration Statement on Form N-1A (811-23027)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of John Hancock Collateral Trust (the “Trust”), is the Trust’s registration statement on Form N-1A (the “Registration Statement”), relating to the Trust’s establishment as a registered investment company. The Trust has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Trust is a newly-organized, open-end management investment company and is organized as a Massachusetts business trust, which intends to make a private offer of securities upon effectiveness of the Registration Statement. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

The Trust may offer shares of multiple series, but initially the Trust will consist of one Fund: John Hancock Collateral Trust (the “Fund”). The Trust in the future may establish additional series and/or share classes.

Questions should be directed to the undersigned at (617) 951-9068.

Sincerely,

/s/ Trayne S. Wheeler
Trayne S. Wheeler